Equity	3 Months Ended
Jun. 30, 2026
Stockholders' Equity Note [Abstract]
Equity
Note 11. Equity
a. Share capital
The Company’s issued share capital is composed of ordinary shares, NIS 0.01 par value per share (“ordinary shares”). Ordinary shares confer upon their holders the right to receive notice, participate and vote at general meetings of the Company, and the right to receive dividends if declared. The Company’s ordinary shares are traded in the United States on the Nasdaq Global Select Market under the ticker symbol “SSYS”. As of June 30, 2026 and December 31, 2025, there were 87,853 thousand ordinary shares and 86,376 thousand ordinary shares issued, respectively, and 87,587 thousand ordinary shares and 86,110 thousand ordinary shares outstanding, net of treasury shares, respectively. The change in the issued and outstanding ordinary shares during the three months ended June 30, 2026 was attributable to exercises of share options and settlement of RSUs under the Company’s share-based compensation plans (including its ESPP) and the issuance of ordinary shares as deferred consideration for our acquisition of certain assets from Nexa3D Inc.. During the six months ended June 30, 2026, the Company's board of directors increased the reserve pool under the Company's 2022 Share Incentive Plan by 2.2 million shares.
b. Share Repurchase Program and Treasury Shares
On September 16, 2024, the Company’s Board of Directors (the “Board”) authorized a share repurchase program that provides for the repurchase of up to $50 million of the Company’s ordinary shares, from time to time. Under the share repurchase program, the Company may effect repurchases by way of a variety of methods, including open market purchases, privately negotiated transactions or otherwise, all in accordance with U.S. securities laws and regulations, including Rule 10b-18 under the U.S. Securities Exchange Act of 1934, as amended (the “Exchange Act”). The Company may also, from time to time, enter into plans that are compliant with Rule 10b5-1 of the Exchange Act to facilitate repurchases of its ordinary shares under the Board authorization. The repurchase program does not obligate the Company to acquire any particular number or value of ordinary shares, and the repurchase program may be suspended or discontinued at any time at the Company’s discretion. In accordance with Section 7C of the Israeli Companies Regulations, the share repurchase program became effective 30 days after notice of the Board’s adoption of the repurchase program was provided to the Company’s material creditors and secured creditors.
During the year ended December 31, 2024, the Company repurchased 266 thousand ordinary shares for approximately $2.0 million, at a weighted average cost of $7.50 per share. During the year ended December 31, 2025 and during the three and six months ended June 30, 2026, the Company did not repurchase any additional ordinary shares.
c. Issuance of Shares
PIPE Transaction
On April 8, 2025, the Company completed its private investment in public equity (PIPE) transaction pursuant to which FF6-SSYS, Limited Partnership, an affiliate of Fortissimo Capital (together referred to as “Fortissimo”), an Israeli private equity fund, invested $120 million in Stratasys and acquired 11,650,485 newly-issued ordinary shares of the Company at a price of $10.30 per share. Upon completion of the PIPE, Fortissimo held approximately 15.5% of the Company's issued and outstanding ordinary shares, which as of December 31, 2025 constituted approximately 14.9% of the Company's issued and outstanding ordinary shares. As part of the transaction, Fortissimo entered into a shareholder agreement with the Company under which, among other things, Fortissimo became subject to an 18-month lock-up period, during which it will be prohibited from transferring any ordinary shares, subject to limited, customary exceptions, and is entitled to the registration, under the Securities Act of 1933, as amended, of its resale of the ordinary shares purchased by it in the PIPE.
d. Share-based compensation program
Share-based compensation expenses for equity-classified share options, restricted share units (“RSUs”) and performance-based restricted share units (“PSUs”), in the aggregate, were allocated as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
	(U.S. $ in thousands)		(U.S. $ in thousands)
Cost of revenues	$788	$746	$1,448	$1,454
Research and development, net	1,238	1,557	2,310	2,798
Selling, general and administrative	4,190	3,835	7,743	8,099
Total share-based compensation expenses	$6,216	$6,138	$11,501	$12,351
A summary of the Company’s share option activity for the six months ended June 30, 2026 is as follows:

	Number of Options	Weighted Average Exercise Price
Options outstanding as of January 1, 2026	1,224,196	17.67
Forfeited	(60,550)	23.81
Options outstanding as of June 30, 2026	1,163,646	17.35
Options exercisable as of June 30, 2026	1,144,305	17.45
As of June 30, 2026, the unrecognized compensation cost of $0.2 million related to all unvested, equity-classified share options is expected to be recognized as an expense over a weighted-average period of 0.3 years.
A summary of the Company’s RSUs and PSUs activity for the six months ended June 30, 2026 is as follows:

	Number of RSUs and PSUs	Weighted Average Grant Date Fair Value
Unvested as of January 1, 2026	4,726,135	10.84
Granted	2,067,768	9.66
Vested	(1,048,255)	11.73
Forfeited	(248,031)	10.70
Unvested as of June 30, 2026	5,497,617	10.23
The fair value of RSUs and PSUs is determined based on the quoted price of the Company’s ordinary shares on the date of the grant.
As of June 30, 2026, the unrecognized compensation cost of $48.9 million related to all unvested, equity-classified RSUs and PSUs is expected to be recognized as expense over a weighted-average period of 2.74 years.
e. Accumulated other comprehensive loss
The following tables present the changes in the components of accumulated other comprehensive income (loss), net of taxes, for the six months ended June 30, 2026 and 2025, respectively:

	Six Months Ended June 30, 2026
	Net Unrealized Gain (Loss) on Cash Flow Hedges	Foreign Currency Translation Adjustments	Total
	(U.S. $ in thousands)
Balances as of January 1, 2026	$(624)	$(5,573)	$(6,197)
Other comprehensive income (loss) before reclassifications	3,744	(1,651)	2,093
Amounts reclassified from accumulated other comprehensive loss	(457)	—	(457)
Other comprehensive income (loss)	3,287	(1,651)	1,636
Balances as of June 30, 2026	$2,663	$(7,224)	$(4,561)

	Six Months Ended June 30, 2025
	Net Unrealized Gain (Loss) on Cash Flow Hedges	Foreign Currency Translation Adjustments	Total
	(U.S. $ in thousands)
Balances as of January 1, 2025	$4,907	$(12,938)	$(8,031)
Other comprehensive income (loss) before reclassifications	(2,177)	6,772	4,595
Amounts reclassified from accumulated other comprehensive loss	(2,782)	—	(2,782)
Other comprehensive income (loss)	(4,959)	6,772	1,813
Balances as of June 30, 2025	$(52)	$(6,166)	$(6,218)